Commitments and Contingencies (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Y	Dec. 31, 2011
Contingencies And Commitments [Line Items]
Outstanding commitments to extend credit, excluding mortgage IRLCs	$ 769	$ 313
Commitments extend over varying periods of time, in years	1
Terms of the letters of credit, in years	1
Commitments To Extend Credit [Member]
Contingencies And Commitments [Line Items]
Maximum amount of future payments required to make under letter of credit	19.1	13.5
Collateralized commitments	$ 18.9	$ 13.2